Portfolio of Investments
Variable Portfolio – Conservative Portfolio, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.1%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	312,164	1,457,807
Total Alternative Strategies Funds (Cost $1,572,463)		1,457,807

Equity Funds 22.3%

Global Real Estate 0.2%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	309,593	2,659,402
International 8.0%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	861,371	18,993,233
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	2,933,134	44,172,992
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	828,134	9,283,387
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	495,001	6,202,363
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	962,420	13,204,409
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	1,359,512	13,323,215
Total		105,179,599
U.S. Large Cap 12.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	646,286	22,658,789
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	311,206	22,680,718
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	4,018	133,329
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	434,004	13,332,600
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	2,967,254	45,398,990
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	391,720	13,341,967
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	114,381	5,836,831
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	166,782	8,224,024
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	170,520	5,596,461
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	104,551	6,344,149
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	220,098	6,653,569
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	604,694	18,207,345
Total		168,408,772
U.S. Mid Cap 0.0%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	11,966	457,105
U.S. Small Cap 1.2%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	267,384	5,283,506
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	124,621	3,804,677
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	142,976	5,301,557
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	43,039	1,557,560
Total		15,947,300
Total Equity Funds (Cost $227,951,366)		292,652,178

Fixed Income Funds 73.1%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	844,609	7,897,093
Investment Grade 72.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	15,637,612	178,268,775
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,965,570	39,655,698
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,540,860	39,126,503
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	4,828,866	52,827,800
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,564,635	86,539,421
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	14,164,741	158,361,806
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	3,860,048	39,797,092
Variable Portfolio – Conservative Portfolio | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2021 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	31,208,077	354,835,837
Total		949,412,932
Total Fixed Income Funds (Cost $925,248,217)		957,310,025

Money Market Funds 3.9%

Columbia Short-Term Cash Fund, 0.067%(a),(c)	50,847,214	50,842,130
Total Money Market Funds (Cost $50,842,130)		50,842,130
Total Investments in Securities (Cost: $1,205,614,176)		1,302,262,140
Other Assets & Liabilities, Net		8,518,488
Net Assets		1,310,780,628
At March 31, 2021, securities and/or cash totaling $8,723,387 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	10	06/2021	USD	1,111,250	—	(63,291)
S&P 500 Index E-mini	93	06/2021	USD	18,448,410	133,812	—
U.S. Treasury 10-Year Note	239	06/2021	USD	31,294,063	—	(790,299)
U.S. Ultra Treasury Bond	80	06/2021	USD	14,497,500	—	(731,885)
Total					133,812	(1,585,475)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	(108)	06/2021	USD	(11,836,800)	152,664	—
MSCI Emerging Markets Index	(190)	06/2021	USD	(12,563,750)	107,296	—
Total					259,960	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 36	Morgan Stanley	06/20/2026	1.000	Quarterly	0.54	USD	24,535,000	54,301	—	—	54,301	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
2	Variable Portfolio – Conservative Portfolio | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	38,478,088	63,440,836	(51,078,692)	1,898	50,842,130	—	(1,898)	9,609	50,847,214
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	1,602,958	—	(315,704)	170,553	1,457,807	—	(40,318)	—	312,164
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	24,126,863	21,278	(1,604,917)	115,565	22,658,789	—	1,547,694	—	646,286
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	21,204,278	828,795	(678,716)	1,326,361	22,680,718	—	658,869	—	311,206
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	4,288,229	—	(3,583,710)	(571,190)	133,329	—	736,039	—	4,018
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	8,226,376	268,321	(80,327)	(517,277)	7,897,093	—	517	114,766	844,609
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	18,628,680	236,711	—	127,842	18,993,233	—	—	202,667	861,371
Columbia Variable Portfolio – Income Opportunities 1 Shares
	5,649,106	—	(6,122,250)	473,144	—	—	(473,144)	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	199,369,510	164,792	(17,164,394)	(4,101,133)	178,268,775	—	1,979,454	—	15,637,612
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	20,106,355	1,272,461	(5,835,269)	(2,210,947)	13,332,600	—	3,292,408	—	434,004
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	10,138,776	31,420,303	(1,695,354)	(208,027)	39,655,698	—	(38,409)	—	3,965,570
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	43,868,436	129,573	(135,725)	(4,735,781)	39,126,503	—	32,026	—	3,540,860
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	29,823,653	12,190,232	—	2,159,107	44,172,992	—	—	87,645	2,933,134
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	22,527,557	21,560,491	(833,126)	2,144,068	45,398,990	—	436,664	—	2,967,254
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	15,832,440	3,328,093	(5,915,372)	96,806	13,341,967	—	1,713,935	—	391,720
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	2,464,367	5,347,998	(2,203,307)	(325,552)	5,283,506	—	754,683	—	267,384
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	3,820,736	27,953	(64,389)	20,377	3,804,677	—	67,258	—	124,621
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	5,465,781	—	(7,439,042)	1,973,261	—	—	(1,948,417)	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	60,374,716	115,379	(7,751,543)	89,248	52,827,800	—	506,483	—	4,828,866
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	61,708,475	37,997,355	(10,405,893)	(2,760,516)	86,539,421	—	533,971	—	7,564,635
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	2,873,844	—	(480,594)	266,152	2,659,402	—	(38,769)	—	309,593
Variable Portfolio – Conservative Portfolio | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	19,433,668	768,725	(8,738,580)	(2,180,426)	9,283,387	—	2,157,352	734,681	828,134
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	20,899,682	167,307	(8,273,281)	(6,956,877)	5,836,831	—	6,921,157	—	114,381
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	18,293,094	17,022	(6,388,206)	(3,697,886)	8,224,024	—	4,213,722	—	166,782
CTIVP® – MFS® Value Fund, Class 1 Shares
	28,556,023	169,642	(18,580,354)	(4,548,850)	5,596,461	—	5,613,936	—	170,520
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	14,436,102	58,025	(4,187,062)	(3,962,916)	6,344,149	—	3,573,899	—	104,551
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	15,234,064	17,022	(8,879,779)	282,262	6,653,569	—	680,441	—	220,098
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	136,219,530	31,898,628	(4,720,353)	(5,035,999)	158,361,806	—	323,332	—	14,164,741
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	11,692,953	17,022	(8,386,291)	(2,866,579)	457,105	—	4,169,232	—	11,966
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	37,127,862	3,763,336	(1,062,171)	(31,935)	39,797,092	—	(1,952)	—	3,860,048
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	12,356,177	17,022	(8,198,247)	(4,174,952)	—	—	4,393,127	—	—
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	358,268,789	7,924,769	(556,337)	(10,801,384)	354,835,837	—	25,813	—	31,208,077
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	27,248,916	457,768	(5,032,600)	(4,466,739)	18,207,345	—	6,240,344	—	604,694
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	27,701,503	211,784	(16,917,590)	(4,793,334)	6,202,363	—	5,904,739	110,775	495,001
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	20,568,353	42,968	(5,502,993)	(1,903,919)	13,204,409	—	2,053,102	8,923	962,420
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	20,162,763	324,237	(7,996,336)	832,551	13,323,215	—	106,477	290,193	1,359,512
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	5,634,141	6,018	(263,485)	(75,117)	5,301,557	—	406,847	—	142,976
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,264,162	555,226	(2,273,634)	(988,194)	1,557,560	—	1,931,439	—	43,039
Total	1,378,677,006			(61,836,335)	1,302,262,140	—	58,432,053	1,559,259

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2021.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Variable Portfolio – Conservative Portfolio | Quarterly Report 2021

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,659,019	7,747,616
Total Alternative Strategies Funds (Cost $8,419,316)		7,747,616

Equity Funds 36.7%

Global Real Estate 0.4%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	1,586,495	13,627,991
International 11.3%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	668,534	14,741,175
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	9,274,464	139,673,421
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	2,154,739	24,154,625
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	6,299,491	78,932,619
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	3,211,601	44,063,169
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	4,560,458	44,692,492
Total		346,257,501
U.S. Large Cap 22.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,775,269	62,240,934
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	870,480	63,440,573
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	13,814	458,339
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	2,081,033	63,929,330
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	8,211,392	125,634,290
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	1,929,009	65,702,046
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	1,008,979	51,488,222
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	540,103	26,632,492
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	1,591,660	52,238,292
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	817,170	49,585,890
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	1,788,124	54,054,988
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	2,242,193	67,512,425
Total		682,917,821
U.S. Mid Cap 0.8%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	369,102	14,099,691
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	230,248	9,421,754
Total		23,521,445
U.S. Small Cap 1.9%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	946,718	18,707,142
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	280,208	8,554,750
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	510,289	18,921,515
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	307,447	11,126,518
Total		57,309,925
Total Equity Funds (Cost $794,865,784)		1,123,634,683

Fixed Income Funds 58.0%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,920,149	17,953,390
Investment Grade 57.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	22,873,640	260,759,492
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	6,134,695	61,346,956
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,465,454	60,393,273
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	5,636,869	61,667,344
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	16,928,570	193,662,839
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	29,965,677	335,016,271
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	8,914,209	91,905,493
Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2021 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	60,658,649	689,688,837
Total		1,754,440,505
Total Fixed Income Funds (Cost $1,705,837,435)		1,772,393,895

Money Market Funds 4.6%

Columbia Short-Term Cash Fund, 0.067%(a),(c)	140,617,938	140,603,877
Total Money Market Funds (Cost $140,605,137)		140,603,877
Total Investments in Securities (Cost: $2,649,727,672)		3,044,380,071
Other Assets & Liabilities, Net		13,917,232
Net Assets		3,058,297,303
At March 31, 2021, securities and/or cash totaling $14,488,266 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	109	06/2021	USD	12,112,625	—	(541,234)
S&P 500 Index E-mini	85	06/2021	USD	16,861,450	109,540	—
U.S. Ultra Treasury Bond	477	06/2021	USD	86,441,344	—	(4,363,865)
Total					109,540	(4,905,099)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(115)	06/2021	USD	(7,604,375)	63,767	—
U.S. Treasury 10-Year Note	(177)	06/2021	USD	(23,175,938)	583,193	—
U.S. Treasury 2-Year Note	(54)	06/2021	USD	(11,919,234)	10,866	—
Total					657,826	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 36	Morgan Stanley	06/20/2026	1.000	Quarterly	0.54	USD	59,974,000	132,735	—	—	132,735	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
6	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	100,950,468	105,522,396	(65,875,706)	6,719	140,603,877	—	(6,719)	23,906	140,617,938
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	7,723,952	—	(678,935)	702,599	7,747,616	—	(92,100)	—	1,659,019
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	63,986,515	—	(2,425,209)	679,628	62,240,934	—	3,755,622	—	1,775,269
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	58,194,227	1,440,683	(842,595)	4,648,258	63,440,573	—	733,995	—	870,480
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	14,953,164	—	(7,865,239)	(6,629,586)	458,339	—	7,197,179	—	13,814
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	20,892,622	261,844	(1,940,001)	(1,261,075)	17,953,390	—	53,884	260,634	1,920,149
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	14,484,172	157,295	—	99,708	14,741,175	—	—	157,295	668,534
Columbia Variable Portfolio – Income Opportunities 1 Shares
	14,369,669	—	(14,949,792)	580,123	—	—	(580,123)	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	281,204,613	14,137	(15,632,931)	(4,826,327)	260,759,492	—	1,803,135	—	22,873,640
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	63,522,454	186,166	(1,025,041)	1,245,751	63,929,330	—	1,418,089	—	2,081,033
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	47,868,369	14,450,103	(616,631)	(354,885)	61,346,956	—	(14,164)	—	6,134,695
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	76,547,336	4,050,799	(10,435,665)	(9,769,197)	60,393,273	—	2,515,681	—	5,465,454
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	91,173,100	42,405,133	(178,070)	6,273,258	139,673,421	—	31,277	254,688	9,274,464
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	84,530,487	34,365,518	(645,975)	7,384,260	125,634,290	—	334,748	—	8,211,392
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	50,099,283	14,926,700	(7,087,529)	7,763,592	65,702,046	—	1,300,705	—	1,929,009
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	12,109,451	9,586,111	(4,080,311)	1,091,891	18,707,142	—	1,301,756	—	946,718
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	18,774,396	—	(5,899,787)	(4,319,859)	8,554,750	—	5,042,577	—	280,208
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	14,122,611	—	(18,259,947)	4,137,336	—	—	(4,073,143)	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	29,759,704	32,414,793	(892,734)	385,581	61,667,344	—	32,941	—	5,636,869
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	252,187,670	—	(49,659,788)	(8,865,043)	193,662,839	—	2,912,693	—	16,928,570
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	13,665,261	—	(1,235,359)	1,198,089	13,627,991	—	(103,585)	—	1,586,495
Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	50,552,817	1,911,579	(25,519,309)	(2,790,462)	24,154,625	—	2,728,094	1,911,579	2,154,739
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	67,203,495	—	(6,899,279)	(8,815,994)	51,488,222	—	10,119,210	—	1,008,979
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	59,295,086	—	(16,282,758)	(16,379,836)	26,632,492	—	18,050,281	—	540,103
CTIVP® – MFS® Value Fund, Class 1 Shares
	94,706,161	—	(30,233,490)	(12,234,379)	52,238,292	—	17,651,658	—	1,591,660
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	43,326,083	8,347,766	(273,485)	(1,814,474)	49,585,890	—	556,758	—	817,170
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	53,310,119	442,305	(2,224,703)	2,527,267	54,054,988	—	3,730,022	—	1,788,124
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	278,333,761	67,509,809	(993,832)	(9,833,467)	335,016,271	—	110,775	—	29,965,677
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	16,061,425	—	(1,961,801)	67	14,099,691	—	2,470,393	—	369,102
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	106,275,369	—	(14,211,594)	(158,282)	91,905,493	—	51,601	—	8,914,209
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	18,986,816	—	(3,924,708)	(5,640,354)	9,421,754	—	5,660,399	—	230,248
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	677,467,286	33,619,973	(1,218,340)	(20,180,082)	689,688,837	—	57,471	—	60,658,649
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	92,948,097	—	(9,673,662)	(15,762,010)	67,512,425	—	21,888,595	—	2,242,193
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	116,159,465	1,414,740	(34,454,009)	(4,187,577)	78,932,619	—	7,707,301	1,414,740	6,299,491
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	41,293,019	16,188,290	(9,769,957)	(3,648,183)	44,063,169	—	2,334,631	37,450	3,211,601
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	40,406,534	14,082,944	(11,544,549)	1,747,563	44,692,492	—	(305,646)	968,003	4,560,458
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	23,375,964	—	(1,772,735)	(2,681,714)	18,921,515	—	4,047,460	—	510,289
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	19,611,047	—	(5,031,901)	(3,452,628)	11,126,518	—	7,349,247	—	307,447
Total	3,130,432,068			(103,133,724)	3,044,380,071	—	127,772,698	5,028,295

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2021.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2021

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	12,478,014	58,272,324
Total Alternative Strategies Funds (Cost $63,501,239)		58,272,324

Equity Funds 51.6%

Global Real Estate 0.7%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	13,756,134	118,165,193
International 14.6%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	3,482,514	76,789,441
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	72,148,004	1,086,548,933
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	15,823,935	177,386,315
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	37,940,097	475,389,411
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	27,083,057	371,579,548
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	38,411,595	376,433,634
Total		2,564,127,282
U.S. Large Cap 31.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	12,761,854	447,430,614
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	6,227,759	453,879,073
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	17,485,703	537,160,800
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	58,876,131	900,804,798
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	16,880,718	574,957,267
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	9,139,154	466,371,005
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	4,389,591	216,450,721
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	14,785,969	485,275,487
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	6,990,652	424,192,786
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	16,368,082	494,807,134
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	20,432,495	615,222,426
Total		5,616,552,111
U.S. Mid Cap 1.3%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	3,542,461	135,322,014
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	2,190,161	89,621,375
Total		224,943,389
U.S. Small Cap 3.1%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	8,140,488	160,856,044
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	4,110,034	125,479,328
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	4,180,593	155,016,395
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	2,778,650	100,559,334
Total		541,911,101
Total Equity Funds (Cost $6,236,819,769)		9,065,699,076

Fixed Income Funds 40.4%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	10,747,426	100,488,434
Investment Grade 39.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	129,067,634	1,471,371,028
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	17,311,938	173,119,381
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	69,848,997	771,831,410
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	28,142,763	307,881,829
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	91,468,340	1,046,397,812
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	124,532,184	1,392,269,817
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	50,425,012	519,881,873
Variable Portfolio – Moderate Portfolio | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2021 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	114,596,030	1,302,956,861
Total		6,985,710,011
Total Fixed Income Funds (Cost $6,717,424,566)		7,086,198,445

Money Market Funds 7.1%

Columbia Short-Term Cash Fund, 0.067%(a),(c)	1,222,093,492	1,221,971,283
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.010%(a),(c)	29,910,370	29,910,370
Total Money Market Funds (Cost $1,251,921,236)		1,251,881,653
Total Investments in Securities (Cost: $14,269,666,810)		17,462,051,498
Other Assets & Liabilities, Net		107,244,988
Net Assets		17,569,296,486
At March 31, 2021, securities and/or cash totaling $109,235,063 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	1,282	06/2021	EUR	49,562,120	1,289,328	—
Russell 2000 Index E-mini	574	06/2021	USD	63,785,750	—	(2,828,019)
S&P 500 Index E-mini	613	06/2021	USD	121,600,810	789,977	—
TOPIX Index	184	06/2021	JPY	3,595,360,000	—	(678,733)
U.S. Ultra Treasury Bond	2,035	06/2021	USD	368,780,156	—	(18,617,326)
Total					2,079,305	(22,124,078)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,762)	06/2021	USD	(230,711,875)	5,805,570	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 36	Morgan Stanley	06/20/2026	1.000	Quarterly	0.54	USD	463,142,000	1,025,028	—	—	1,025,028	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
10	Variable Portfolio – Moderate Portfolio | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	627,264,139	772,419,362	(177,734,776)	22,558	1,221,971,283	—	(22,558)	219,814	1,222,093,492
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	55,839,319	—	(2,273,392)	4,706,397	58,272,324	—	(306,533)	—	12,478,014
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	443,073,196	—	(10,565,856)	14,923,274	447,430,614	—	16,058,745	—	12,761,854
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	477,394,061	—	(34,337,877)	10,822,889	453,879,073	—	30,272,450	—	6,227,759
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	118,018,144	1,458,814	(12,076,236)	(6,912,288)	100,488,434	—	136,988	1,458,814	10,747,426
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	92,763,356	840,136	(11,761,365)	(5,052,686)	76,789,441	—	6,621,631	840,136	3,482,514
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.010%
	29,909,632	738	—	—	29,910,370	—	—	738	29,910,370
Columbia Variable Portfolio – Income Opportunities 1 Shares
	65,314,672	—	(67,130,092)	1,815,420	—	—	(1,815,420)	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	1,515,649,409	—	(24,589,832)	(19,688,549)	1,471,371,028	—	2,838,663	—	129,067,634
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	519,619,615	—	(1,170,124)	18,711,309	537,160,800	—	3,083,985	—	17,485,703
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	131,516,322	43,255,365	(634,327)	(1,017,979)	173,119,381	—	(21,345)	—	17,311,938
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	760,941,769	95,876,595	(484,038)	(84,502,916)	771,831,410	—	120,521	—	69,848,997
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	698,115,463	339,891,704	—	48,541,766	1,086,548,933	—	—	1,988,692	72,148,004
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	664,616,374	181,078,396	(1,360,754)	56,470,782	900,804,798	—	711,793	—	58,876,131
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	501,026,385	26,459,085	(23,740,326)	71,212,123	574,957,267	—	3,215,046	—	16,880,718
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	98,201,867	54,472,861	(9,255,044)	17,436,360	160,856,044	—	2,916,874	—	8,140,488
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	152,251,384	—	(16,530,378)	(10,241,678)	125,479,328	—	14,560,624	—	4,110,034
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	65,413,776	—	(89,836,692)	24,422,916	—	—	(24,125,581)	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	280,060,912	25,960,331	(998,739)	2,859,325	307,881,829	—	77,348	—	28,142,763
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	1,226,695,720	23,411,194	(168,711,876)	(34,997,226)	1,046,397,812	—	9,457,330	—	91,468,340
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	112,684,409	—	(4,001,166)	9,481,950	118,165,193	—	(353,582)	—	13,756,134
Variable Portfolio – Moderate Portfolio | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	370,307,787	14,038,224	(188,657,311)	(18,302,385)	177,386,315	—	17,828,503	14,038,224	15,823,935
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	552,773,335	—	(40,076,512)	(46,325,818)	466,371,005	—	58,719,826	—	9,139,154
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	481,909,997	—	(101,904,183)	(163,555,093)	216,450,721	—	177,131,331	—	4,389,591
CTIVP® – MFS® Value Fund, Class 1 Shares
	647,236,655	—	(99,777,441)	(62,183,727)	485,275,487	—	106,463,920	—	14,785,969
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	343,726,851	115,251,112	(3,801,177)	(30,984,000)	424,192,786	—	20,473,647	—	6,990,652
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	357,026,131	96,964,176	(4,120,446)	44,937,273	494,807,134	—	8,565,687	—	16,368,082
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	1,067,029,797	367,504,248	(2,729,994)	(39,534,234)	1,392,269,817	—	307,108	—	124,532,184
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	130,934,490	—	(4,186,599)	8,574,123	135,322,014	—	12,308,992	—	3,542,461
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	980,952,332	—	(447,728,816)	(13,341,643)	519,881,873	—	12,272,288	—	50,425,012
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	156,819,701	—	(17,996,405)	(49,201,921)	89,621,375	—	49,131,849	—	2,190,161
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	1,346,101,491	—	(2,821,011)	(40,323,619)	1,302,956,861	—	201,779	—	114,596,030
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	733,189,555	—	(108,443,583)	(9,523,546)	615,222,426	—	59,308,008	—	20,432,495
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	799,444,956	8,527,112	(327,123,872)	(5,458,785)	475,389,411	—	31,511,728	8,527,112	37,940,097
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	296,938,959	173,468,780	(69,706,434)	(29,121,757)	371,579,548	—	16,441,960	307,082	27,083,057
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	283,025,965	162,228,494	(78,211,078)	9,390,253	376,433,634	—	(1,119,293)	8,153,248	38,411,595
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	168,161,178	—	(6,190,748)	(6,954,035)	155,016,395	—	16,427,244	—	4,180,593
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	138,089,063	—	(24,490,571)	(13,039,158)	100,559,334	—	40,551,300	—	2,778,650
Total	17,490,038,167			(345,934,325)	17,462,051,498	—	689,952,856	35,533,860

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2021.
Currency Legend
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Variable Portfolio – Moderate Portfolio | Quarterly Report 2021

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	5,642,516	26,350,551
Total Alternative Strategies Funds (Cost $28,642,686)		26,350,551

Equity Funds 65.9%

Global Real Estate 0.9%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	7,952,421	68,311,295
International 17.8%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	896,518	19,768,217
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	36,758,847	553,588,233
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	7,698,404	86,299,115
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	21,607,720	270,744,728
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	15,780,928	216,514,329
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	22,370,334	219,229,277
Total		1,366,143,899
U.S. Large Cap 42.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	6,631,520	232,501,102
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	3,182,789	231,961,654
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	10,251,848	314,936,784
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	30,439,563	465,725,311
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	9,610,300	327,326,811
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	5,832,150	297,614,604
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	2,600,107	128,211,255
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	9,271,771	304,299,510
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	4,470,099	271,245,629
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	10,215,131	308,803,419
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	11,535,995	347,348,808
Total		3,229,974,887
U.S. Mid Cap 1.6%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,904,214	72,740,976
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,244,428	50,921,979
Total		123,662,955
U.S. Small Cap 3.5%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	3,889,518	76,856,873
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	2,282,507	69,684,946
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,872,339	69,426,328
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,296,833	46,932,390
Total		262,900,537
Total Equity Funds (Cost $3,502,267,767)		5,050,993,573

Fixed Income Funds 28.0%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	3,882,746	36,303,674
Investment Grade 27.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	42,809,802	488,031,745
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	5,667,663	56,676,626
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	10,199,550	112,705,032
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	10,535,020	115,253,121
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	32,737,345	374,515,230
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	26,678,166	298,261,894
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	14,816,986	152,763,128
Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2021 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	45,165,369	513,530,239
Total		2,111,737,015
Total Fixed Income Funds (Cost $2,048,332,440)		2,148,040,689

Money Market Funds 5.1%

Columbia Short-Term Cash Fund, 0.067%(a),(c)	391,363,475	391,324,339
Total Money Market Funds (Cost $391,330,060)		391,324,339
Total Investments in Securities (Cost: $5,970,572,953)		7,616,709,152
Other Assets & Liabilities, Net		52,035,195
Net Assets		7,668,744,347
At March 31, 2021, securities and/or cash totaling $52,831,070 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	1,207	06/2021	EUR	46,662,620	1,213,899	—
FTSE 100 Index	157	06/2021	GBP	10,486,815	—	(84,398)
Russell 2000 Index E-mini	747	06/2021	USD	83,010,375	—	(4,727,810)
S&P 500 Index E-mini	226	06/2021	USD	44,831,620	291,248	—
SPI 200 Index	107	06/2021	AUD	18,099,050	139,277	—
TOPIX Index	149	06/2021	JPY	2,911,460,000	—	(549,626)
U.S. Ultra Treasury Bond	1,098	06/2021	USD	198,978,188	—	(10,045,122)
Total					1,644,424	(15,406,956)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(396)	06/2021	USD	(51,851,250)	1,304,770	—
U.S. Treasury 2-Year Note	(129)	06/2021	USD	(28,473,727)	25,958	—
Total					1,330,728	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 36	Morgan Stanley	06/20/2026	1.000	Quarterly	0.54	USD	160,781,000	355,841	—	—	355,841	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
14	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	500,640,784	134,113,405	(243,487,790)	57,940	391,324,339	—	(57,940)	99,647	391,363,475
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	25,977,249	—	(1,941,255)	2,314,557	26,350,551	—	(264,201)	—	5,642,516
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	222,268,323	—	(2,130,812)	12,363,591	232,501,102	—	3,197,792	—	6,631,520
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	242,218,406	—	(16,599,730)	6,342,978	231,961,654	—	14,485,621	—	3,182,789
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	45,517,319	527,029	(7,984,473)	(1,756,201)	36,303,674	—	(740,732)	527,029	3,882,746
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	21,624,727	211,456	(1,723,840)	(344,126)	19,768,217	—	611,313	211,456	896,518
Columbia Variable Portfolio – Income Opportunities 1 Shares
	21,317,257	—	(22,447,301)	1,130,044	—	—	(1,130,044)	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	495,216,374	825,979	(2,188,517)	(5,822,091)	488,031,745	—	251,625	—	42,809,802
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	307,747,588	—	(1,650,559)	8,839,755	314,936,784	—	4,089,981	—	10,251,848
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	53,001,478	4,323,146	(318,040)	(329,958)	56,676,626	—	(10,404)	—	5,667,663
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	114,290,770	10,771,150	(242,525)	(12,114,363)	112,705,032	—	49,448	—	10,199,550
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	362,971,414	166,203,166	(503,873)	24,917,526	553,588,233	—	80,073	1,013,655	36,758,847
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	379,131,996	58,515,802	(1,837,265)	29,914,778	465,725,311	—	948,221	—	30,439,563
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	272,529,025	28,585,687	(9,952,551)	36,164,650	327,326,811	—	7,687,002	—	9,610,300
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	38,521,036	36,858,044	(4,661,209)	6,139,002	76,856,873	—	1,421,456	—	3,889,518
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	89,936,711	—	(12,241,263)	(8,010,502)	69,684,946	—	11,137,764	—	2,282,507
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	14,177,518	—	(16,190,481)	2,012,963	—	—	(1,948,520)	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	107,379,062	7,377,899	(595,426)	1,091,586	115,253,121	—	26,990	—	10,535,020
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	344,744,538	40,851,507	(1,949,094)	(9,131,721)	374,515,230	—	94,721	—	32,737,345
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	67,101,308	—	(4,577,382)	5,787,369	68,311,295	—	(410,987)	—	7,952,421
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	181,300,397	6,829,649	(97,153,142)	(4,677,789)	86,299,115	—	4,468,739	6,829,649	7,698,404
Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	327,834,835	—	(8,474,776)	(21,745,455)	297,614,604	—	30,082,953	—	5,832,150
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	285,451,974	—	(40,111,680)	(117,129,039)	128,211,255	—	125,170,714	—	2,600,107
CTIVP® – MFS® Value Fund, Class 1 Shares
	351,143,271	—	(69,323,868)	22,480,107	304,299,510	—	3,797,289	—	9,271,771
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	212,107,855	80,462,247	(2,709,020)	(18,615,453)	271,245,629	—	12,349,718	—	4,470,099
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	190,098,458	100,406,438	(6,246,872)	24,545,395	308,803,419	—	8,721,477	—	10,215,131
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	194,796,316	112,922,336	(1,063,696)	(8,393,062)	298,261,894	—	104,197	—	26,678,166
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	79,389,572	—	(4,855,714)	(1,792,882)	72,740,976	—	13,919,009	—	1,904,214
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	105,383,204	47,644,669	(157,293)	(107,452)	152,763,128	—	5,459	—	14,816,986
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	93,948,207	—	(12,623,860)	(30,402,368)	50,921,979	—	30,506,123	—	1,244,428
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	530,805,701	—	(1,319,823)	(15,955,639)	513,530,239	—	140,044	—	45,165,369
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	444,079,209	—	(46,657,546)	(50,072,855)	347,348,808	—	79,820,497	—	11,535,995
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	429,992,481	4,838,063	(163,258,034)	(827,782)	270,744,728	—	14,133,580	4,838,063	21,607,720
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	153,104,252	115,762,583	(35,989,383)	(16,363,123)	216,514,329	—	8,373,483	174,613	15,780,928
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	161,585,658	97,073,768	(45,128,924)	5,698,775	219,229,277	—	(1,105,547)	4,748,329	22,370,334
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	79,063,539	—	(4,349,610)	(5,287,601)	69,426,328	—	9,848,582	—	1,872,339
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	63,568,226	—	(10,906,204)	(5,729,632)	46,932,390	—	18,408,288	—	1,296,833
Total	7,609,966,038			(144,808,078)	7,616,709,152	—	398,263,784	18,442,441

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2021.
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
16	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2021

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.5%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	2,389,419	11,158,587
Total Alternative Strategies Funds (Cost $12,150,384)		11,158,587

Equity Funds 80.5%

Global Real Estate 1.1%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	3,191,912	27,418,528
International 22.9%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	602,677	13,289,024
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	14,283,381	215,107,718
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	3,155,352	35,371,490
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	11,337,970	142,064,767
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	6,563,093	90,045,636
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	9,324,598	91,381,060
Total		587,259,695
U.S. Large Cap 50.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	2,676,530	93,839,143
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,273,120	92,784,953
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	4,198,875	128,989,453
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	12,167,458	186,162,106
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	4,015,826	136,779,045
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	2,385,554	121,734,827
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	1,025,403	50,562,623
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	3,787,291	124,298,901
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	1,821,185	110,509,497
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	4,183,284	126,460,672
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	4,290,688	129,192,612
Total		1,301,313,832
U.S. Mid Cap 1.9%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	768,544	29,358,367
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	516,893	21,151,282
Total		50,509,649
U.S. Small Cap 3.9%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	1,511,273	29,862,743
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	642,910	19,628,045
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	781,208	28,967,183
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	592,070	21,427,027
Total		99,884,998
Total Equity Funds (Cost $1,436,587,967)		2,066,386,702

Fixed Income Funds 13.7%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,295,755	12,115,310
Investment Grade 13.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	6,507,625	74,186,923
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	4,534,357	50,104,648
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,512,894	74,507,512
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	4,375,630	48,919,545
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	2,456,741	25,328,997
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	5,901,640	67,101,648
Total		340,149,273
Total Fixed Income Funds (Cost $336,386,613)		352,264,583

Variable Portfolio – Aggressive Portfolio | Quarterly Report 2021	17

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2021 (Unaudited)
Money Market Funds 4.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(a),(c)	118,881,286	118,869,398
Total Money Market Funds (Cost $118,871,219)		118,869,398
Total Investments in Securities (Cost: $1,903,996,183)		2,548,679,270
Other Assets & Liabilities, Net		17,399,301
Net Assets		2,566,078,571
At March 31, 2021, securities and/or cash totaling $17,438,600 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	519	06/2021	EUR	20,064,540	521,967	—
FTSE 100 Index	66	06/2021	GBP	4,408,470	—	(35,480)
Russell 2000 Index E-mini	302	06/2021	USD	33,559,750	—	(1,911,377)
S&P 500 Index E-mini	44	06/2021	USD	8,728,280	56,703	—
SPI 200 Index	46	06/2021	AUD	7,780,900	59,876	—
TOPIX Index	64	06/2021	JPY	1,250,560,000	—	(236,081)
U.S. Ultra Treasury Bond	110	06/2021	USD	19,934,063	—	(1,006,342)
Total					638,546	(3,189,280)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 36	Morgan Stanley	06/20/2026	1.000	Quarterly	0.54	USD	24,782,000	54,848	—	—	54,848	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	103,507,029	51,420,744	(36,064,051)	5,676	118,869,398	—	(5,676)	24,985	118,881,286
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	10,813,695	—	(587,357)	932,249	11,158,587	—	(79,626)	—	2,389,419
18	Variable Portfolio – Aggressive Portfolio | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	89,519,470	—	(790,815)	5,110,488	93,839,143	—	1,158,467	—	2,676,530
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	116,407,811	—	(17,616,077)	(6,006,781)	92,784,953	—	15,086,415	—	1,273,120
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	12,122,256	774,880	(1,221)	(780,605)	12,115,310	—	(115)	175,881	1,295,755
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	21,738,578	147,287	(6,116,288)	(2,480,553)	13,289,024	—	3,164,813	147,287	602,677
Columbia Variable Portfolio - Income Opportunities 1 Shares
	53,411	—	(55,461)	2,050	—	—	(2,050)	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	85,617,100	31,107	(9,492,377)	(1,968,907)	74,186,923	—	1,095,393	—	6,507,625
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	124,734,982	8,067	(306,177)	4,552,581	128,989,453	—	670,805	—	4,198,875
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	48,689,863	6,531,704	—	(5,116,919)	50,104,648	—	—	—	4,534,357
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	148,055,684	57,467,779	(333,552)	9,917,807	215,107,718	—	41,455	391,433	14,283,381
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	161,631,171	12,449,524	(415,849)	12,497,260	186,162,106	—	214,277	—	12,167,458
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	109,631,287	20,034,591	(6,431,965)	13,545,132	136,779,045	—	4,821,824	—	4,015,826
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	16,559,650	11,749,536	(1,387,015)	2,940,572	29,862,743	—	423,228	—	1,511,273
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	35,298,866	31,723	(9,132,585)	(6,569,959)	19,628,045	—	7,897,114	—	642,910
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	3,100,620	—	(4,277,481)	1,176,861	—	—	(1,162,767)	—	—
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	74,856,119	2,055,289	(547,327)	(1,856,569)	74,507,512	—	38,266	—	6,512,894
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	26,426,354	—	(1,251,636)	2,243,810	27,418,528	—	(114,152)	—	3,191,912
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	74,529,360	2,799,274	(40,010,037)	(1,947,107)	35,371,490	—	1,863,279	2,799,274	3,155,352
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	129,918,619	—	(4,703,364)	(3,480,428)	121,734,827	—	6,936,558	—	2,385,554
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	112,573,583	—	(28,953,821)	(33,057,139)	50,562,623	—	36,228,532	—	1,025,403
CTIVP® – MFS® Value Fund, Class 1 Shares
	144,003,780	—	(29,079,736)	9,374,857	124,298,901	—	1,311,079	—	3,787,291
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	82,539,096	36,798,063	(2,266,613)	(6,561,049)	110,509,497	—	4,103,823	—	1,821,185
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	70,908,030	47,171,583	(1,950,278)	10,331,337	126,460,672	—	3,069,652	—	4,183,284
Variable Portfolio – Aggressive Portfolio | Quarterly Report 2021	19

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	61,343,634	25,984	(9,821,129)	(2,628,944)	48,919,545	—	1,066,689	—	4,375,630
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	30,646,445	—	(1,515,197)	227,119	29,358,367	—	4,485,015	—	768,544
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	—	25,339,412	(10,410)	(5)	25,328,997	—	19	—	2,456,741
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	36,448,430	16,479	(4,296,614)	(11,017,013)	21,151,282	—	11,041,477	—	516,893
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	69,046,614	231,297	(110,475)	(2,065,788)	67,101,648	—	6,644	—	5,901,640
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	149,100,084	409,713	(13,787,698)	(6,529,487)	129,192,612	—	16,681,692	—	4,290,688
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	186,419,150	3,871,823	(50,377,996)	2,151,790	142,064,767	—	3,133,368	2,537,971	11,337,970
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	65,096,351	46,962,469	(15,186,021)	(6,827,163)	90,045,636	—	3,565,689	72,758	6,563,093
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	64,434,960	42,976,048	(18,593,778)	2,563,830	91,381,060	—	(864,965)	1,979,240	9,324,598
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	32,106,412	—	(2,627,324)	(511,905)	28,967,183	—	2,355,387	—	781,208
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	25,725,969	34,167	(3,717,096)	(616,013)	21,427,027	—	5,724,262	—	592,070
Total	2,523,604,463			(22,448,914)	2,548,679,270	—	133,955,871	8,128,829

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2021.
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
20	Variable Portfolio – Aggressive Portfolio | Quarterly Report 2021

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